American Century Investments®
Quarterly Portfolio Holdings
Ultra Fund®
July 31, 2024

Ultra Fund - Schedule of Investments
JULY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Automobiles — 2.6%
Tesla, Inc.(1)	2,792,000	647,939,440
Beverages — 0.6%
Constellation Brands, Inc., Class A	635,000	155,676,600
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.(1)	474,000	112,556,040
Biogen, Inc.(1)	265,000	56,498,000
Genmab AS(1)	261,000	73,725,091
Regeneron Pharmaceuticals, Inc.(1)	371,000	400,379,490
		643,158,621
Broadline Retail — 6.5%
Amazon.com, Inc.(1)	8,534,000	1,595,687,320
Building Products — 0.8%
Advanced Drainage Systems, Inc.	901,000	159,513,040
Johnson Controls International PLC	682,000	48,790,280
		208,303,320
Capital Markets — 1.6%
MSCI, Inc.	451,000	243,882,760
Tradeweb Markets, Inc., Class A	1,239,000	138,371,520
		382,254,280
Chemicals — 0.8%
Ecolab, Inc.	858,000	197,932,020
Commercial Services and Supplies — 0.7%
Cintas Corp.	75,000	57,295,500
Copart, Inc.(1)	2,008,000	105,078,640
		162,374,140
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	650,000	534,300,000
Distributors — 0.2%
Pool Corp.	111,000	41,518,440
Electrical Equipment — 0.5%
Acuity Brands, Inc.	530,000	133,215,500
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	647,000	32,104,140
Keyence Corp.	330,000	144,295,841
		176,399,981
Energy Equipment and Services — 0.6%
Schlumberger NV	2,843,000	137,288,470
Entertainment — 1.9%
Netflix, Inc.(1)	758,000	476,289,300
Financial Services — 5.7%
Block, Inc.(1)	2,185,000	135,207,800
Mastercard, Inc., Class A	1,926,827	893,488,948
Visa, Inc., Class A	1,424,000	378,314,080
		1,407,010,828
Ground Transportation — 0.2%
JB Hunt Transport Services, Inc.	301,000	52,118,150
Health Care Equipment and Supplies — 3.3%
Dexcom, Inc.(1)	1,895,000	128,518,900
Edwards Lifesciences Corp.(1)	1,349,000	85,054,450

IDEXX Laboratories, Inc.(1)	167,000	79,512,040
Insulet Corp.(1)	323,000	62,775,050
Intuitive Surgical, Inc.(1)	1,048,079	465,986,404
		821,846,844
Health Care Providers and Services — 1.3%
UnitedHealth Group, Inc.	564,000	324,954,240
Hotels, Restaurants and Leisure — 3.2%
Chipotle Mexican Grill, Inc.(1)	9,450,000	513,324,000
Wingstop, Inc.	709,000	265,080,920
		778,404,920
Interactive Media and Services — 11.3%
Alphabet, Inc., Class A	5,765,580	989,027,593
Alphabet, Inc., Class C	6,325,160	1,095,201,454
Meta Platforms, Inc., Class A	1,486,000	705,597,380
		2,789,826,427
IT Services — 1.5%
Gartner, Inc.(1)	229,000	114,772,510
Okta, Inc.(1)	2,652,000	249,128,880
		363,901,390
Life Sciences Tools and Services — 0.3%
Waters Corp.(1)	228,000	76,671,840
Machinery — 1.7%
Donaldson Co., Inc.	889,000	66,514,980
Fortive Corp.	1,791,000	128,683,350
Nordson Corp.	330,000	82,608,900
Westinghouse Air Brake Technologies Corp.	705,000	113,610,750
Yaskawa Electric Corp.	573,000	19,942,586
		411,360,566
Oil, Gas and Consumable Fuels — 0.7%
EOG Resources, Inc.	1,331,000	168,770,800
Pharmaceuticals — 2.6%
Eli Lilly & Co.	807,000	649,045,890
Semiconductors and Semiconductor Equipment — 18.1%
Advanced Micro Devices, Inc.(1)	1,206,000	174,242,880
Analog Devices, Inc.	1,246,000	288,299,480
Applied Materials, Inc.	2,454,000	520,738,800
ASML Holding NV	293,000	272,833,194
Lattice Semiconductor Corp.(1)	2,378,000	126,034,000
NVIDIA Corp.	26,150,000	3,060,073,000
		4,442,221,354
Software — 14.2%
Datadog, Inc., Class A(1)	1,599,000	186,187,560
DocuSign, Inc.(1)	2,597,000	144,081,560
Dynatrace, Inc.(1)	3,528,000	154,949,760
Fair Isaac Corp.(1)	251,000	401,600,000
Microsoft Corp.	4,090,401	1,711,219,258
Salesforce, Inc.	1,658,000	429,090,400
Synopsys, Inc.(1)	234,000	130,646,880
Workday, Inc., Class A(1)	274,000	62,230,880
Zscaler, Inc.(1)	1,507,000	270,280,450
		3,490,286,748
Technology Hardware, Storage and Peripherals — 12.6%
Apple, Inc.	13,948,084	3,097,590,495
Textiles, Apparel and Luxury Goods — 0.8%
Lululemon Athletica, Inc.(1)	777,000	200,978,820
TOTAL COMMON STOCKS (Cost $7,242,715,817)		24,567,326,744

RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $286,966)	281,340	286,967
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	80,317	80,317
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $4,142,298), in a joint trading account at 5.29%, dated 7/31/24, due 8/1/24 (Delivery value $4,050,164)		4,049,569
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.75%, 8/15/41, valued at $52,618,850), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $51,594,609)		51,587,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 2.875% - 4.125%, 6/15/25 - 10/31/27, valued at $16,571,389), at 5.31%, dated 7/31/24, due 8/1/24 (Delivery value $16,246,396)		16,244,000
		71,880,569
TOTAL SHORT-TERM INVESTMENTS (Cost $71,960,886)		71,960,886
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $7,314,963,669)		24,639,574,597
OTHER ASSETS AND LIABILITIES — (0.1)%		(24,216,445)
TOTAL NET ASSETS — 100.0%		$24,615,358,152

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	547,430,100	USD	3,512,261	UBS AG	9/27/24	$172,357
JPY	781,572,750	USD	5,116,378	UBS AG	9/27/24	144,197
USD	58,237,731	JPY	9,166,211,250	UBS AG	9/27/24	(3,457,786)
USD	4,548,720	JPY	726,468,750	UBS AG	9/27/24	(340,963)
						$(3,482,195)

NOTES TO SCHEDULE OF INVESTMENTS
JPY	–	Japanese Yen
USD	–	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$24,056,530,032	$510,796,712	—
Rights	286,967	—	—
Short-Term Investments	80,317	71,880,569	—
	$24,056,897,316	$582,677,281	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$316,554	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$3,798,749	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.